Document and Entity Information	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2022
Entity Registrant Name	Federal Home Loan Mortgage Corporation
Entity File Number	001-34139
Entity Tax Identification Number	52-0904874
Entity Address, Address Line One	8200 Jones Branch Drive
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-3110
City Area Code	703
Local Phone Number	903-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001026214
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	X1